Other Income, Net (Tables)	12 Months Ended
Mar. 31, 2024
Other Income, Net [Abstract]
Schedule of Other Income, Net
	For the years ended March 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Gain on foreign currency exchange, net	123	403	21,083	15,646
Operating lease modifications	—	53,991	7,025	5,213
(Loss)/ Gain on disposal of property, plant and equipment	(3,723)	386	5,000	3,711
Rental income	11,670	—	19,003	14,102
Fair value change in financial instrument	5,758	1,542	9,502	7,052
Government grants	116,665	100,556	136,827	101,541
Toal other income, net	130,493	156,878	198,440	147,265